Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Entity Registrant Name	LASER PHOTONICS CORPORATION
Entity Central Index Key	0001807887
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Amendment Description	Amendment
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	84-3628771
Entity Address Address Line 1	1101 N. Keller Road
Entity Address Address Line 2	Suite G
Entity Address City Or Town	Orlando
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32810
City Area Code	407
Local Phone Number	804-1000